Prepaid expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Apr. 30, 2022	Apr. 20, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Prepaid expenses		R$ 359,109			R$ 358,287
Advertisements not released ()	[1]	2,361			86,154
Rentals and insurance		64,544			67,034
Incremental costs for obtaining contracts with customers ()	[2]	178,543			153,988
IT Services ()	[3]	21,500			28,626
Prepaid contractual expenses ()	[4]	77,810
Other		14,351			22,485
Current portion		(278,851)		R$ (476,000)	(275,148)
Non-current portion		80,258			R$ 83,139
Acquisition amount			R$ 250,722
Remaining amount		R$ 77,810
Bottom of range [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Top of range [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		2 years

[1]	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the result according to the period of serving the advertisement.
[2]	It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining customer contracts arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.
[3]	They represent prepayments of IT services expenses for network and migration of information to the “cloud”.
[4]	It refers to the payment in April 2022 of TSA (Transition Service Agreement), in the amount of R$ 250,722 as remuneration, for up to 12 months of service provision in Cozani’s transition phase. As of December 31, 2022, the balance of the remaining amount related to the TSA was R$ 77,810.